Benefit Plans — Predecessor (Details) - Schedule of changes in the plan’s benefit obligations - Aria Energy LLC [Member] - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 14, 2021	Dec. 31, 2020
Benefit Plans — Predecessor (Details) - Schedule of changes in the plan’s benefit obligations [Line Items]
Benefit obligation at beginning of year	$ 3,750	$ 3,599
Service cost	27	49
Interest cost	64	103
Net actuarial loss (gain)	(148)	144
Net benefits paid	(72)	(145)
Benefit obligation at end of period	$ 3,621	$ 3,750